RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Schedule of Transactions With Related Parties
	Six months ended June 30,
	2023			2022

Cost of revenues of products	$	*	)	$92
*) Affiliates of FIMI are not considered related parties to the Company during the six months ended June 30, 2023.